Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
C000256047
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PLUS Korea Defense Industry Index ETF
Without Sales Load [Member] | C000256047
Average Annual Return [Line Items]
Average Annual Return, Percent	94.56%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
KOSPI Index (KRW)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KOSPI Index
Average Annual Return, Percent	58.22%
Akros K-Defense Industry Index TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Korea Defense Industry Index